Current and Deferred Taxes (Details) - Schedule of Effect of Deferred Taxes on Income - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Interests and adjustments	$ 22,854	$ 19,679
Extraordinary charge-offs	43,585	38,421
Assets received in lieu of payment	0	53
Property, plant and equipment valuation	5,222	6,426
Allowance for loan losses	245,571	219,226
Provision for expenses	81,310	77,149
Derivatives	290	275
Leased assets	75,092	106,230
Subsidiaries tax losses	608	1,108
Right of use assets	18,058	27,761
Others	0	2,398
Total deferred tax assets	492,590	498,726
Deferred tax liabilities
Valuation of investments	(9,612)	(473)
Prepaid expenses	(29,799)	(3,829)
Assets received in lieu of payment	(676)	0
Derivatives	(94,003)	(127,080)
Lease obligations	(16,903)	(27,433)
Exchange rate adjustments	(6,093)	(5,384)
Other	(14,063)	(427)
Total deferred tax liabilities	$ (171,149)	$ (164,626)